Loan And Credit Lines	12 Months Ended
Dec. 31, 2012
Loan And Credit Lines [Abstract]
Long-Term Loan
NOTE 10:-        LOAN AND CREDIT LINES

In 2011 the Company entered into a loan agreement with Bank Hapoalim Ltd (the "Loan Agreement", the "Bank", respectively) for a loan in the principal amount of $ 35,000.

The Loan Agreement provides that the principal amount of $ 35,000 bear effective interest at a rate of Libor + 3.15%, which Libor is updated every three months. As of December 31, 2012 the accrued interest is $105 and is recorded as part of the accrued expenses. The principal amount is to be repaid in 17 quarterly installments from February 19, 2012, through February 19, 2016 and the interest is to be paid in quarterly payments starting as of February 19, 2011.

The loan is secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets and subject to certain financial covenants.

The maturities of the principal amount for periods after December 31, 2012 are as follows:

2013 - current maturities	$8,232
2014	8,232
2015	8,232
2016	2,072

$26,768

To cover its short term working capital needs, as of December 31, 2012 the Company utilized $15 million out of $40 million of available credit lines from several banks and $2 million from other financial institution. The credit lines carry interest rates of LIBOR+2.75% to LABOR+3.9% and expire between March 31, 2013 and September 23, 2013.

The Company undertook to maintain certain financial covenants regarding the above loan and credit lines. Repayment of the loan and credit lines may be accelerated by the Bank in certain events of default including in insolvency events, failure to comply with the financial covenants and an event whereby we will no longer be a traded company. As of December 31, 2012 the Company has maintained all the financial covenants. Subsequent to the balance date, in according with the new facility loan the covenants were revised. The terms of the loan were not changed in the new credit facility.